Finance cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Lease finance charges (Note 16.2)		$ 73,528	$ 127,426
Total	$ 182,743	40,979	61,440
Finance costs
Disclosure of attribution of expenses by nature to their function [line items]
Lease finance charges (Note 16.2)	94,186	25,121	49,248
Interest accretion on financial liabilities	17,116	15,858	12,192
Interest expense on loans	71,441
Total	$ 182,743	$ 40,979	$ 61,440